Schedule of Disposal Groups, Including Discontinued Operations, Income Statement Disclosures (Details)	12 Months Ended
Aug. 31, 2016 USD ($)
Discontinued Operations Schedule Of Disposal Groups, Including Discontinued Operations, Income Statement Disclosures 1	$ 0
Discontinued Operations Schedule Of Disposal Groups, Including Discontinued Operations, Income Statement Disclosures 2	59,715
Discontinued Operations Schedule Of Disposal Groups, Including Discontinued Operations, Income Statement Disclosures 3	0
Discontinued Operations Schedule Of Disposal Groups, Including Discontinued Operations, Income Statement Disclosures 4	(10,797)
Discontinued Operations Schedule Of Disposal Groups, Including Discontinued Operations, Income Statement Disclosures 5	0
Discontinued Operations Schedule Of Disposal Groups, Including Discontinued Operations, Income Statement Disclosures 6	$ 48,918